Accrued Expenses (Details) - Schedule of accrued expenses - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accrued expenses [Abstract]
Accrued customer incentives	$ 1,524	$ 222
Accrued payroll	1,245	1,237
Accrued commission	108	240
Other accrued expenses	84	249
Total	$ 2,961	$ 1,948